Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000226137 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000226137 | 464285204 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000226137 | 464288588 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000226137 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000226137 | 46138G805 | Invesco Taxable Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000226137 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000226137 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226137 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226137 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000226137 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000226137 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000226137 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000226138 | 00724F101 | Adobe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226138 | 68389X105 | Oracle Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226138 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000226138 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000226138 | 03027X100 | American Tower Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000226138 | 020002101 | Allstate Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000226138 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000226138 | 580135101 | McDonald's Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000226138 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000226138 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000226138 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000226138 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000226138 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000226138 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000226138 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000226138 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000226138 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000226138 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000226138 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.50%
C000226138 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.50%
S000246990 | G3922B107 | Genpact Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
S000246990 | 31620R303 | Fidelity National Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S000246990 | 835495102 | Sonoco Products Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S000246990 | 57060D108 | MarketAxess Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S000246990 | 388689101 | Graphic Packaging Holding Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S000246990 | 01973R101 | Allison Transmission Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 036752103 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 125523100 | Cigna Group (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | 192446102 | Cognizant Technology Solutions Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S000246990 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
S000246990 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000246990 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.80%
S000246990 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
S000246990 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.10%
S000246990 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
S000246990 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
S000246990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
S000246990 | Materials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
S000246990 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.20%
S000246990 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.80%
C000226139 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000226139 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000226139 | 81369Y860 | Real Estate Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000226139 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000226139 | 81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000226139 | 81369Y100 | Materials Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000226139 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000226139 | Equity
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000226139 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246991 | 81369Y860 | Real Estate Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000246991 | 81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000246991 | 46138E586 | Invesco KBW Property & Casualty ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000246991 | 464288810 | iShares U.S. Medical Devices ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000246991 | 78464A631 | SPDR S&P Aerospace & Defense ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000246991 | 78464A789 | SPDR S&P Insurance ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000246991 | 464288828 | iShares U.S. Healthcare Providers ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000246991 | 46137V753 | Invesco Dynamic Food & Beverage ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000246991 | 78464A888 | SPDR S&P Homebuilders ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000246991 | 464288752 | iShares U.S. Home Construction ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000246991 | Equity
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246991 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246992 | 231021106 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246992 | 02209S103 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246992 | 91529Y106 | Unum Group
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246992 | 125269100 | CF Industries Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246992 | 64031N108 | Nelnet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246992 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246992 | 00258W108 | Aaron's Co., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246992 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246992 | 35137L204 | Fox Corporation, Class B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246992 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246992 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246992 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000246992 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000246992 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000246992 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000246992 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000246992 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000246992 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000246992 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000246992 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000246992 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.90%
C000246992 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.10%
C000246993 | 464288802 | iShares MSCI USA ESG Select ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000246993 | 33740F730 | FT Vest U.S. Equity Deep Buffer ETF - May
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246993 | 35473P637 | Franklin FTSE Japan Hedged ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246993 | 46138G656 | Invesco S&P Ultra Dividend Revenue ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246993 | 46137V258 | Invesco S&P 500 Pure Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | 46434V696 | iShares Core MSCI Pacific ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | 025072307 | American Century U.S. Quality Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | 78468R804 | SPDR SSGA US Large Cap Low Volatility Index ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | 464286525 | iShares MSCI Global Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000246993 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%